Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions						1 Months Ended	6 Months Ended
	Feb. 12, 2021	Jan. 07, 2021	Jan. 27, 2020	Apr. 15, 2019	Jun. 22, 2018	Jan. 31, 2021	Jun. 30, 2021
Ordinary shares | Options
Subsequent Event
Number of shares issued in transaction (shares)				630,000	1,323,529
Ordinary shares | Public Stock Offering
Subsequent Event
Number of shares issued in transaction (shares)			7,250,000	4,830,000
Proceeds of issuance of ordinary shares, net of issuance costs			$ 75.0	$ 108.8
Per share price of issuance (usd per share)			$ 11.00	$ 24.00
Subsequent Events
Subsequent Event
Restructuring and related cost, number of positions eliminated, period expected percent						20.00%
Number of shares issued in transaction (shares)		1,700,000
Proceeds of issuance of ordinary shares, net of issuance costs		$ 15.3
Cash savings, annual basis per annum						$ 15.0
Subsequent Events | Forecast
Subsequent Event
Restructuring and related cost, incurred cost							$ 2.5
Subsequent Events | Ordinary shares
Subsequent Event
Number of shares issued in transaction (shares)	14,285,715
Proceeds of issuance of ordinary shares, net of issuance costs	$ 123.4
Per share price of issuance (usd per share)	$ 7.00
Subsequent Events | Ordinary shares | Options
Subsequent Event
Number of shares issued in transaction (shares)	2,142,857
Subsequent Events | Ordinary shares | Public Stock Offering
Subsequent Event
Proceeds of issuance of ordinary shares, net of issuance costs	$ 108.1